Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Investment securities available for sale:
Available for sale securities	$ 189,379,333		$ 158,736,574
Assets held for sale	2,741,672		299,744
Tax-Free Municipals
Investment securities available for sale:
Available for sale securities	11,578,501		10,626,225
US Government-sponsored Enterprises Debt Securities
Investment securities available for sale:
Available for sale securities	16,627,055		17,509,876
Mortgage-Backed FNMA
Investment securities available for sale:
Available for sale securities	86,584,802		63,607,945
Mortgage-Backed GNMA
Investment securities available for sale:
Available for sale securities	4,945,412		6,087,729
Mortgage-Backed FHLMC
Investment securities available for sale:
Available for sale securities	46,244,446		21,291,187
Collateralized Mortgage Obligations FNMA
Investment securities available for sale:
Available for sale securities	8,027,156		17,133,577
Collateralized Mortgage Obligations GNMA
Investment securities available for sale:
Available for sale securities	503,311		3,676,575
Collateralized Mortgage Obligations FHLMC
Investment securities available for sale:
Available for sale securities	580,089		943,626
Private Label Mortgage Securities Investment Grade
Investment securities available for sale:
Available for sale securities	2,356,744		2,823,096
Split Rating
Investment securities available for sale:
Available for sale securities	6,246,303	[1]	8,052,261	[1]
Private Label Mortgage Securities Non Investment Grade
Investment securities available for sale:
Available for sale securities	5,685,514		6,984,477
Asset Held For Sale
Investment securities available for sale:
Assets held for sale	1,054,280
Recurring Assets At Fair Value
Investment securities available for sale:
Total recurring assets at fair value	190,433,613
Derivative Instruments-Swap Liability
Investment securities available for sale:
Derivative instruments-swap liability	12,443
Recurring Liabilities At Fair Value
Investment securities available for sale:
Total recurring liabilities at fair value	12,443
Fair Value, Inputs, Level 2
Investment securities available for sale:
Available for sale securities	189,379,333		158,736,574
Assets held for sale	2,741,672
Fair Value, Inputs, Level 2 | Tax-Free Municipals
Investment securities available for sale:
Available for sale securities	11,578,501		10,626,225
Fair Value, Inputs, Level 2 | US Government-sponsored Enterprises Debt Securities
Investment securities available for sale:
Available for sale securities	16,627,055		17,509,876
Fair Value, Inputs, Level 2 | Mortgage-Backed FNMA
Investment securities available for sale:
Available for sale securities	86,584,802		63,607,945
Fair Value, Inputs, Level 2 | Mortgage-Backed GNMA
Investment securities available for sale:
Available for sale securities	4,945,412		6,087,729
Fair Value, Inputs, Level 2 | Mortgage-Backed FHLMC
Investment securities available for sale:
Available for sale securities	46,244,446		21,291,187
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations FNMA
Investment securities available for sale:
Available for sale securities	8,027,156		17,133,577
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations GNMA
Investment securities available for sale:
Available for sale securities	503,311		3,676,575
Fair Value, Inputs, Level 2 | Collateralized Mortgage Obligations FHLMC
Investment securities available for sale:
Available for sale securities	580,089		943,626
Fair Value, Inputs, Level 2 | Private Label Mortgage Securities Investment Grade
Investment securities available for sale:
Available for sale securities	2,356,744		2,823,096
Fair Value, Inputs, Level 2 | Split Rating
Investment securities available for sale:
Available for sale securities	6,246,303	[1]	8,052,261	[1]
Fair Value, Inputs, Level 2 | Private Label Mortgage Securities Non Investment Grade
Investment securities available for sale:
Available for sale securities	5,685,514		6,984,477
Fair Value, Inputs, Level 2 | Asset Held For Sale
Investment securities available for sale:
Assets held for sale	1,054,280
Fair Value, Inputs, Level 2 | Recurring Assets At Fair Value
Investment securities available for sale:
Total recurring assets at fair value	190,433,613
Fair Value, Inputs, Level 2 | Derivative Instruments-Swap Liability
Investment securities available for sale:
Derivative instruments-swap liability	12,443
Fair Value, Inputs, Level 2 | Recurring Liabilities At Fair Value
Investment securities available for sale:
Total recurring liabilities at fair value	$ 12,443

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.